Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 11, 2023
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
CIK	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2023
Prospectus Date	rr_ProspectusDate	Apr. 05, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO TRENDS Managed Futures Strategy Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTIX
PIMCO TRENDS Managed Futures Strategy Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTPX
PIMCO TRENDS Managed Futures Strategy Fund | I-3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTNX
PIMCO TRENDS Managed Futures Strategy Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQTAX